Registration No. 02-35570

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    --------

                       POST-EFFECTIVE AMENDMENT NO. 47 TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                             REGISTRATION STATEMENT

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940

                                    --------

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
               (Exact name of Registrant as specified in Charter)

                          The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)

                                    --------

                         Telephone Number (515) 248-3842

                                    --------

MICHAEL D. ROUGHTON                      Copy to:
The Principal Financial Group            JONES & BLOUCH L.L.P.
Des Moines, Iowa  50392                  Suite 405 West
                                         1025 Thomas Jefferson Street, N.W.
                                         Washington, DC  20007-0805

                     (Name and address of agent for service)

                                   ----------

It is proposed that this filing will become effective (check appropriate box)
          ___ immediately upon filing pursuant to paragraph (b)of Rule 485 XXX on October 24, 2000 pursuant to paragraph (b) of Rule 485
          ___ 60 days after filing  pursuant to paragraph  (a)(1) of Rule 485
          ___ on  (date) pursuant to paragraph (a)(1) of Rule 485
          ___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
          ___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
          XXX This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     This amendment is being filed pursuant to Rule 485(b)(1)(iii) solely for the purpose of designating a new effective date for the post-effective amendment filed pursuant to Rule 485(a) on July 11, 2000 (the "Previously filed
Post-Effective Amendment"). Part A, B and C of the Previously Filed Post-Effective Amendment are incorporated herein by reference.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirments for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 20th day of September, 2000.


                                       Principal Variable Contracts Fund, Inc.

                                                  (Registrant)



                                       By          /s/ R. C. Eucher
                                          ______________________________________
                                                  R. C. Eucher
                                                  President and Director


Attest:


/s/ A. S. Filean
______________________________________
A. S. Filean
Senior Vice President and Secretary


     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                        Title                          Date



/s/ R. C. Eucher
_____________________________     President and Director      September 20, 2000
R. C. Eucher                      (Principal Executive        _________________
                                  Officer)


   (J. B. Griswell)*
_____________________________     Director and                September 20, 2000
J. B. Griswell                    Chairman of the Board       _________________



_____________________________     Senior Vice President and   September 20, 2000
K. L. Tibbetts                    Chief Financial Officer     _________________
                                  (Principal Fianncial
                                  and Accounting Officer)


   (J. D. Davis)*
_____________________________     Director                    September 20, 2000
J. D. Davis                                                   _________________


   (P. A. Ferguson)*
_____________________________     Director                    September 20, 2000
P. A. Ferguson                                                _________________


   (R. W. Gilbert)*
_____________________________     Director                    September 20, 2000
R. W. Gilbert                                                 _________________


   (W. C. Kimball)*
_____________________________     Director                    September 20, 2000
W. C. Kimball                                                 _________________


   (B. A. Lukavsky)*
_____________________________     Director                    September 20, 2000
B. A. Lukavsky                                                _________________



                                       *By    /s/ R. C. Eucher
                                          _____________________________________
                                          R. C. Eucher
                                          President and Director


                                          Pursuant to Powers of Attorney
                                          Previously Filed or Included

                               POWER OF ATTORNEY

The undersigned hereby constitutes and appoints R. C. Eucher, J. B. Griswell, M.
D. Roughton, E. H. Gillum and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 14th day of September, 2000.

/s/K. L. Tibbetts

K. L. Tibbetts